Derivatives and Fair Value Measurements	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives and Fair Value Measurements

Note 13 – Derivatives and Fair Value Measurements

Derivatives.     In managing its natural gas supply portfolios, Southwest has historically entered into fixed- and variable-price contracts, which qualify as derivatives. Additionally, Southwest utilizes fixed-for-floating swap contracts (“Swaps”) to supplement its fixed-price contracts. The fixed-price contracts, firm commitments to purchase a fixed amount of gas in the future at a fixed price, qualify for the normal purchases and normal sales exception that is allowed for contracts that are probable of delivery in the normal course of business, and are exempt from fair value reporting. The variable-price contracts have no significant market value. The Swaps are recorded at fair value.

The fixed-price contracts and Swaps are utilized by Southwest under its ongoing volatility mitigation programs to effectively fix the price on a portion (up to 25% in the Arizona and California jurisdictions) of its natural gas supply portfolios. The maturities of the Swaps highly correlate to forecasted purchases of natural gas, during time frames ranging from January 2016 through March 2018. Under such contracts, Southwest pays the counterparty a fixed rate and receives from the counterparty a floating rate per MMBtu (“dekatherm”) of natural gas. Only the net differential is actually paid or received. The differential is calculated based on the notional amounts under the contracts, which are detailed in the table below (thousands of dekatherms):

	December 31, 2015	December 31, 2014
Contract notional amounts	7,407	5,105

In late 2013, the Company suspended using swaps and fixed-price purchases pursuant to the Volatility Mitigation Program (“VMP”) for its Nevada service territories. The Company, along with its regulators, will continue to evaluate this strategy in light of prevailing or anticipated changing market conditions.

Southwest does not utilize derivative financial instruments for speculative purposes, nor does it have trading operations.

The following table sets forth the gains and (losses) recognized on the Company’s Swaps (derivatives) for the years ended December 31, 2015, 2014, and 2013 and their location in the Consolidated Statements of Income:

Gains (losses) recognized in income for derivatives not designated as hedging instruments:

(Thousands of dollars)

Instrument	Location of Gain or (Loss) Recognized in Income on Derivative	2015		2014		2013
Swaps	Net cost of gas sold	$(7,598)		$(2,363)		$976
Swaps	Net cost of gas sold	7,598	*	2,363	*	(976	)*

Total		$—		$—		$—

* Represents the impact of regulatory deferral accounting treatment under U.S. GAAP for rate-regulated entities.

No gains (losses) were recognized in net income or other comprehensive income during the periods presented for derivatives designated as cash flow hedging instruments. Previously, Southwest entered into two forward-starting interest rate swaps (“FSIRS”), both of which were designated cash flow hedges, to partially hedge the risk of interest rate variability during the period leading up to the planned issuance of debt. The first FSIRS terminated in December 2010. The second FSIRS terminated in March 2012. Losses on both FSIRS are being amortized over ten-year periods from Accumulated other comprehensive income (loss) into interest expense.

The following table sets forth the fair values of the Company’s Swaps and their location in the Consolidated Balance Sheets (thousands of dollars):

Fair values of derivatives not designated as hedging instruments:

December 31, 2015 Instrument	Balance Sheet Location	Asset Derivatives	Liability Derivatives	Net Total
Swaps	Other current liabilities	$—	$(4,267)	$(4,267)
Swaps	Other deferred credits	4	(1,223)	(1,219)

Total		$4	$(5,490)	$(5,486)

December 31, 2014 Instrument	Balance Sheet Location	Asset Derivatives	Liability Derivatives	Net Total
Swaps	Other current liabilities	$—	$(5,062)	$(5,062)
Swaps	Other deferred credits	—	(363)	(363)

Total		$—	$(5,425)	$(5,425)

The estimated fair values of the natural gas derivatives were determined using future natural gas index prices (as more fully described below). The Company has master netting arrangements with each counterparty that provide for the net settlement (in the settlement month) of all contracts through a single payment. As applicable, the Company has elected to reflect the net amounts in its balance sheets. The Company had no outstanding collateral associated with the Swaps during either period shown in the above table.

Pursuant to regulatory deferral accounting treatment for rate-regulated entities, Southwest records the unrealized gains and losses in fair value of the Swaps as a regulatory asset and/or liability. When the Swaps mature, Southwest reverses any prior positions held and records the settled position as an increase or decrease of purchased gas under the related purchased gas adjustment (“PGA”) mechanism in determining its deferred PGA balances. Neither changes in fair value, nor settled amounts, of Swaps have a direct effect on earnings or other comprehensive income.

The following table shows the amounts Southwest paid to and received from counterparties for settlements of matured Swaps.

	Year ended December 31, 2015	Year ended December 31, 2014	Year ended December 31, 2013
(Thousands of dollars)
Paid to counterparties	$7,537	$829	$3,148

Received from counterparties	$—	$4,713	$915

The following table details the regulatory assets/(liabilities) offsetting the derivatives at fair value in the Consolidated Balance Sheets (thousands of dollars).

December 31, 2015 Instrument	Balance Sheet Location	Net Total
Swaps	Prepaids and other current assets	$4,267
Swaps	Deferred charges and other assets	1,219

December 31, 2014 Instrument	Balance Sheet Location	Net Total
Swaps	Prepaids and other current assets	$5,062
Swaps	Deferred charges and other assets	363

Fair Value Measurements.     The estimated fair values of Southwest’s Swaps were determined at December 31, 2015 and 2014 using New York Mercantile Exchange (“NYMEX”) futures settlement prices for delivery of natural gas at Henry Hub adjusted by the price of NYMEX ClearPort basis Swaps, which reflect the difference between the price of natural gas at a given delivery basin and the Henry Hub pricing points. These Level 2 inputs (inputs, other than quoted prices, for similar assets or liabilities) are observable in the marketplace throughout the full term of the Swaps, but have been credit-risk adjusted with no significant impact to the overall fair value measurement.

The following table sets forth, by level within the three-level fair value hierarchy that ranks the inputs used to measure fair value by their reliability, the Company’s financial assets and liabilities that were accounted for at fair value (see Note 10 – Pension and Other Post Retirement Benefits for definitions of the levels of the fair value hierarchy):

Level 2—Significant other observable inputs

	December 31, 2015	December 31, 2014
(Thousands of dollars)
Liabilities at fair value:
Other current liabilities—Swaps	$(4,267)	$(5,062)
Other deferred credits—Swaps	(1,219)	(363)

Net Assets (Liabilities)	$(5,486)	$(5,425)

No financial assets or liabilities associated with the Swaps, which were accounted for at fair value, fell within Level 1 or Level 3 of the fair value hierarchy.